Lease Arrangements (Tables)	6 Months Ended
Jun. 30, 2024
Lease Arrangements
Schedule of future minimum payments, expected to be received on non-cancellable time charters and bareboat charters

The future minimum payments, expected to be received on non-cancellable time charters and bareboat charters classified as operating leases consisted of the following as of June 30, 2024 (in thousands):

Remainder of 2024	$445,414
2025	802,559
2026	626,893
2027	398,621
2028	170,368
2029	130,517
2030 and thereafter	114,879
Total future rentals	$2,689,251